FVM - Valuation adjustments: Valuation adjustments on financial instruments (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Valuation Adjustments On Financial Instruments [Line Items]
Credit valuation adjustments	[1]	$ (48)	$ (90)
Funding valuation adjustments		(50)	(85)
Debit valuation adjustments		1	1
Other valuation adjustments		(566)	(716)
of which: liquidity		(300)	(388)
of which: model uncertainty		(266)	(327)
UBS AG
Valuation Adjustments On Financial Instruments [Line Items]
Credit valuation adjustments	[1]	(48)	(90)
Funding valuation adjustments		(50)	(85)
Debit valuation adjustments		1	1
Other valuation adjustments		(566)	(716)
of which: liquidity		(300)	(388)
of which: model uncertainty		$ (266)	$ (327)

[1]	Amounts do not include reserves against defaulted counterparties.